Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Series E-1 preferred stock, shares designated	6,500	6,500	6,500
Series E-1 preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Series E-1 preferred stock, shares issued	1,219	729	81
Series E-1 preferred stock, shares outstanding	1,219	729	81
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares, issued	9,333,763	8,785,748	5,326,068
Common stock, shares, outstanding	9,333,763	8,785,748	5,326,068
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized		1,663,008	1,663,008
Preferred stock, shares issued	1,039,380	1,663,008	1,663,008
Preferred stock, shares outstanding	1,039,380	1,663,008	1,663,008
Preferred stock, stated value		$ 1.00	$ 1.00
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	13,000	13,000	13,000
Preferred stock, shares issued	13,000	13,000	13,000
Preferred stock, shares outstanding	13,000	13,000	13,000